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1933 Act Rule 485(b)

1933 Act File No. 002-73024

1940 Act File No. 811-03213

April 15, 2011

VIA EDGAR SUBMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Nationwide Variable Insurance Trust (the “Trust”)

File Nos. 002-73024 and 811-03213

Dear Sir or Madam:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, enclosed please find Post-Effective Amendment No. 146, Amendment No. 147 (the “Amendment”), to the Registration Statement on Form N-1A of Nationwide Variable Insurance Trust (the “Trust”). This Amendment is being filed, for effectiveness as of April 30, 2011, in order to: (1) update certain financial information in connection with the annual amendment of the Registration Statement for investment companies registered under the Investment Company Act of 1940, as required by Rule 8b-16 thereunder; (2) include responses to comments from the staff of the Securities and Exchange Commission with respect to the Trust’s Post-Effective Amendment No. 143, Amendment No. 144 filed on February 22, 2011; and (3) update other information and make other appropriate non-material changes.

As counsel to the Trust, we have assisted in preparing the Amendment, and, in our judgment, it does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please direct any inquiries regarding this filing to my attention at (202) 419-8417 or in my absence to Christopher J. Zimmerman, Esquire at (202) 419-8402.

Very truly yours,

/s/ Prufesh R. Modhera
Prufesh R. Modhera, Esquire

cc:	Allan Oster, Esquire